Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount	¥ 3,793,076	¥ 3,875,064
Accumulated amortization	(2,541,262)	(1,893,870)
Impairment amount	(254,873)	(254,873)
Net carrying amount	996,941	1,726,321
Trademark and lifetime membership [Member]
Gross carrying amount	13,095	13,095
Accumulated amortization	(721)	(265)
Impairment amount	0	0
Net carrying amount	12,374	12,830
Purchased software [Member]
Gross carrying amount	58,110	58,686
Accumulated amortization	(27,956)	(25,038)
Impairment amount	0	0
Net carrying amount	30,154	33,648
Digital Sales Assistant system [Member]
Gross carrying amount	25,430	25,430
Accumulated amortization	(18,013)	(15,470)
Impairment amount	0	0
Net carrying amount	7,417	9,960
Domain names [Member]
Gross carrying amount	25,399	25,399
Accumulated amortization	(10,970)	(8,431)
Impairment amount	0	0
Net carrying amount	14,429	16,968
Customer relationships [Member]
Gross carrying amount	180,610	244,822
Accumulated amortization	(82,244)	(75,349)
Impairment amount	0	0
Net carrying amount	98,366	169,473
Brand name [Member]
Gross carrying amount	3,630	20,830
Accumulated amortization	(1,012)	(2,760)
Impairment amount	0	0
Net carrying amount	2,618	18,070
Business cooperation [Member]
Gross carrying amount	3,447,689	3,447,689
Accumulated amortization	(2,391,469)	(1,761,589)
Impairment amount	(254,873)	(254,873)
Net carrying amount	801,347	1,431,227
Others [Member]
Gross carrying amount	39,113	39,113
Accumulated amortization	(8,877)	(4,968)
Impairment amount	0	0
Net carrying amount	¥ 30,236	¥ 34,145